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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N.Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 08/09/02


Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   $207,502

This filing lists securities holdings reported on the form 13F filed for the quarter ending September 30, 2001 pursuant to a request for confidential treatment and for which confidential treatment is no longer warranted.

List of Other Included Managers:
NONE


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

                                                  FORM 13F INFORMATION TABLE

                              TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
  NAME OF ISSUER             OF CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE  SHARED   NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
ConAgra Foods, Inc.             COM    205887102  $ 56,125  2,500,000 SH        SOLE               2,500,000
Aetna Inc.                      COM    00817Y108  $ 91,769  3,176,500 SH        SOLE               3,176,500
National Semiconductor Corp.    COM    637640103  $ 16,500    750,000 SH        SOLE                 750,000
Pactiv Corp.                    COM    695257105  $ 43,108  2,975,000 SH        SOLE               2,975,000

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